Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 5,249,832	$ 7,482,773
Investments	9,911,200
Prepaid expenses	496,686	1,015,474
Total current assets	15,657,718	8,498,247
Intangible assets, net	730,572	808,604
Deferred loan costs	50,000	50,000
Other Assets		50,000
Total assets	16,438,290	9,356,851
Current liabilities:
Accounts payable	280,698	923,239
Accrued expenses	1,569,920	1,685,409
Accrued license acquisition		250,000
Accrued interest and financing expense	1,146,251	743,840
Due to officers - short term	600,000	600,000
Warrant liability		373,599
Total current liabilities	3,596,869	4,576,087
Due to officers - long term	3,673,733	4,123,732
Total liabilities	7,270,602	8,699,819
Commitments and contingencies
Shareholders' equity:
Treasury Stock, 2,641,693 ordinary shares	(2,932,000)	(2,932,000)
Additional paid in capital	47,615,475	31,659,017
Accumulated deficit	(35,515,787)	(28,069,985)
Total shareholders' equity	9,167,688	657,032
Total liabilities and shareholders' equity	$ 16,438,290	$ 9,356,851